Available-for-sale Securities and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Available-for-sale
Cost	¥ 49,990		¥ 44,818
Fair value	128,848		107,480
Gross unrealized gains	80,453		64,704
Gross unrealized losses	1,595		2,042
Held-to-maturity
Amortized cost	16,511	[1]	26,693	[1]
Fair value	16,556	[1]	26,757	[1]
Gross unrealized gains	45	[1]	84	[1]
Gross unrealized losses			¥ 20	[1]

[1]	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.